Inventories	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Inventories
8.	Inventories

Inventories as of December 31, 2016 and 2017 are as follows:

	(In millions of yen)
	December 31, 2016	December 31, 2017
Goods	961	3,455

Total Inventories	961	3,455

Cost of goods recognized from continuing operations for the years ended December 31, 2015, 2016 and 2017, were 2,475 million yen, 3,333 million yen and 4,436 million yen, respectively. Inventory valuation losses recognized from continuing operations for the years ended December 31, 2015, 2016 and 2017, were 734 million yen, 186 million yen and 510 million yen, respectively.